REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]

Classes of revenue	January – December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	6,251,442	4,662,312	5,245,489
Revenue from rendering of services	98,319	70,557	83,725
Total	6,349,761	4,732,869	5,329,214